UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

RICE HALL JAMES MID CAP PORTFOLIO

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

The RHJ Funds file their complete schedules of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

SHAREHOLDERS’ LETTER

RHJ Funds Semi-Annual Report

While stocks stumbled a bit last month, the six months ending April 30th saw a general surge of optimism as fears around problems in the Eurozone faded from investors’ minds. Supported by continued promises from the Federal Reserve of sustained rock bottom rates, and modestly improving economic and employment indicators (recent disappointing employment data notwithstanding), investors appeared to be buying into a view of an uninterrupted, if moderate, expansion. Adding credence to this more relaxed view of risk has been the steady decline in market volatility as the VIX (CBOE Volatility Index) retreated back to levels seen before the European crisis unfolded last fall.

The beginning of the year also marked a dramatic sector rotation. While Energy, Industrials and Materials led the powerful rise off the October 31, 2011 U.S. equity market bottom, 2012’s first four months were led by more traditional growth sectors: Consumer Discretionary, Technology and Health Care, along with Financials. Much of the strength in the period was in lower quality, higher beta names that lagged in 2011 and didn’t participate in the end of year run-up. Despite the low quality aspect of the quarter, we believe this shift in sentiment towards growth sectors is encouraging and supports our view that revenue growth will be scarce and increasingly valuable to investors. Overlay this rotation with our focus on higher quality companies, reasonable valuations, and modest street expectations and we believe the portfolios are well positioned.

While there are legitimate concerns about a fragile economy, those concerns are well publicized and this reality offers some comfort about vulnerabilities in the equity market — if everyone believed we were in the clear, the downside risks would be significantly greater. Valuations don’t seem overly extended, Street projections, while bullish, don’t look blindly optimistic, and Corporate America appears relatively well positioned to preserve the profitability gains achieved over the past few years. This dynamic of relatively modest expectations sets the stage for more strong returns if the economy turns out to be rosier than expected and surprises us to the upside.

What could surprise us? Foreign direct investment. For more years than we care to remember, foreign direct investment has gone everywhere but America. During the past four years, the U.S. has seen its real estate prices decimated and its labor rates fall, while the opposite has occurred in places like China and Brazil. Combine this with the plentiful, extremely inexpensive, natural gas supplies in this country and you have a domestic economic environment much more competitive with other countries than we have seen in decades. Foreign direct investment in new plants and facilities in the U.S. is increasing and that type of investment carries a strong economic multiplier. Will it make a significant

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

difference in our economic fortunes? We’re not quite ready to mortgage the house and build a manufacturing plant yet, but it is one more arrow in the economic quiver supporting sustained recovery.

RHJ Mid Cap Portfolio

As of April 30, 2012	3 Months	Calendar YTD	6 Months
RHJ Mid Cap Portfolio	2.18%	8.12%	7.56%
Russell Midcap Index	6.13%	12.56%	11.87%
Russell Midcap Growth Index	6.77%	14.52%	12.26%

The RHJ Mid Cap Portfolio (the “Portfolio”) posted a 7.56% return for the six-month period ended April 30th, underperforming the Russell Midcap Index, which returned 11.87%.

As investor sentiment continued to improve, the rally that started in October of last year continued through the beginning of 2012. This time around, the leadership in the index rotated to Materials (up 16%), Consumer Discretionary (up 15%) and Health Care names (up 16%). Stock selection lagged within Materials, and also fell short within Consumer Discretionary with a 1% return and within Health Care with a 5% return. Within Technology, the Portfolio’s holdings also underperformed with -1% return compared to 8% for the index.

As we saw a return to the “risk-on” trade and lower quality names outperforming, the Energy sector was left behind with a 2% return. The Portfolio’s stock selection was however positive with a 6% return in Energy. The Portfolio’s Industrials names also outperformed significantly with a 26% return (vs. 14% for the index). In addition, the Portfolio’s underweight to both Utilities and Consumer Staples was a positive this quarter.

RHJ Small Cap Portfolio

As of April 30, 2012	3 Months	Calendar YTD	6 Months
RHJ Small Cap Portfolio	3.99%	9.10%	6.13%
Russell 2000 Index	3.39%	10.70%	11.02%
Russell 2000 Growth Index	3.66%	11.42%	10.58%

The RHJ Small Cap Portfolio (the “Portfolio”) was up 6.13% in the first half of the fiscal year, underperforming the Russell 2000 Index which posted an 11.02% return.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

As lower quality names outperformed over the period, our Small Cap Portfolio did not keep up. As investors regained optimism in the economy, they bought into the traditional growth sectors, leaving behind Energy (up 3%) and Utilities (2%). Within Energy, stock selection lagged with a -1% return. The Portfolio’s Health Care names were up 6% vs. 14% this quarter while the Industrials sector was up 6% compared to 11% for the index. Consumer Discretionary names within the Portfolio also lagged with a 5% return.

On a positive note, stock selection was far superior within the overweight Technology sector. The Portfolio’s Technology names were up 13% compared to 8% for the index. In addition, our lack of exposure to Utilities was a slight positive this quarter.

RHJ Micro Cap Portfolio

As of April 30, 2012	3 Months	Calendar YTD	6 Months
RHJ Micro Cap Portfolio	4.18%	11.47%	14.63%
Russell Microcap Index	4.71%	13.64%	14.13%
Russell Microcap Growth Index	3.90%	13.62%	13.07%

The RHJ Micro Cap Portfolio (the “Portfolio”) posted a 14.63% return for the period, ahead of the Russell Microcap Index which returned 14.13%.

Micro cap stocks have performed well during this period and our Portfolio outperformed the index. Consumer Discretionary was one of the top performing sectors for both Portfolio and index. Within this overweight sector (17% vs. 13% for the index), the Portfolio’s stock selection was far superior with a 31% return (compared to 21% for the index). The Portfolio’s Industrials names also outperformed with a 23% return (vs. 10% for the index). In addition, the Portfolio’s Consumer Staples holdings outperformed significantly (31% vs. 14% for the index).

The top performing sector within the Russell Microcap index for the last six months was Materials with a 24% return. Stock selection lagged within the Portfolio’s Materials sector with the holdings up 8%. While stock selection within Technology was in line with the index, our overweight (23% vs. 16% for the index) was a negative as it was one of the worst performing sectors for the period.

Investment Management Team

The RHJ Funds

This represents management’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

Definition of Comparative Indices

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Microcap Index is an unmanaged index that consists of the smallest 2,000 securities in the small-cap Russell 2000 Index plus the next 2,000 securities.

Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.2%**
	Shares	Value

CONSUMER DISCRETIONARY — 13.8%
DISH Network, Cl A	6,479	$207,134
Gentex	9,237	202,937
John Wiley & Sons, Cl A	2,944	133,039
Life Time Fitness*	5,387	250,819
Tupperware Brands	3,376	210,291
Urban Outfitters*	6,569	190,238
Visteon*	2,888	144,891

		1,339,349

CONSUMER STAPLES — 2.1%
Flowers Foods	9,346	200,472

ENERGY — 4.8%
Tidewater	3,616	198,988
Whiting Petroleum*	4,624	264,493

		463,481

FINANCIALS — 5.5%
City National	3,351	178,474
Comerica	4,640	148,573
MSCI, Cl A*	5,571	203,843

		530,890

HEALTH CARE — 15.2%
Allscripts Healthcare Solutions*	14,904	165,136
Bruker*	13,683	205,656
CR Bard	2,872	284,213
Gen-Probe*	3,457	281,919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Hologic*	14,176	$271,045
Mednax*	3,702	260,028

		1,467,997

INDUSTRIALS — 25.4%
Armstrong World Industries	6,012	264,769
Cintas	6,061	237,409
Flowserve	2,244	257,903
Hertz Global Holdings*	20,919	322,362
IDEX	4,968	215,164
Jacobs Engineering Group*	5,188	227,390
Kansas City Southern	3,048	234,757
Pentair	4,914	212,973
Valmont Industries	2,123	263,103
Werner Enterprises	9,124	215,509

		2,451,339

INFORMATION TECHNOLOGY — 19.8%
Aruba Networks*	8,655	182,793
Atmel*	19,465	172,655
Cognizant Technology Solutions, Cl A*	2,803	205,516
F5 Networks*	1,233	165,136
International Rectifier*	7,545	164,707
National Instruments	7,889	214,581
NetApp*	6,593	256,006
Nuance Communications*	10,085	246,478
VeriFone Systems*	6,452	307,373

		1,915,245

MATERIALS — 5.3%
Air Products & Chemicals	2,663	227,660
Allegheny Technologies	6,723	288,685

		516,345

UTILITIES — 2.3%
ITC Holdings	2,906	225,099

TOTAL COMMON STOCK (Cost $7,974,554)		9,110,217

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

SHORT-TERM INVESTMENTS (A) — 5.0%
	Shares	Value

CASH EQUIVALENTS — 5.0%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	390,510	$390,510
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.004%	97,378	97,378

TOTAL SHORT-TERM INVESTMENTS (Cost $487,888)		487,888

TOTAL INVESTMENTS — 99.2% (Cost $8,462,442)		$9,598,105

Percentages are based on Net Assets of $9,670,954.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2012.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%**
	Shares	Value

CONSUMER DISCRETIONARY — 16.8%
Arbitron	56,165	$2,137,079
Chico’s FAS	164,800	2,531,328
Cinemark Holdings	156,600	3,595,536
Grand Canyon Education*	134,900	2,345,911
Hanesbrands*	95,900	2,706,298
Men’s Wearhouse	59,000	2,185,360
Scientific Games, Cl A*	202,600	2,058,416
Stage Stores	160,500	2,450,835
Wendy’s	385,600	1,877,872

		21,888,635

CONSUMER STAPLES — 4.0%
Pricesmart	35,500	2,930,170
Snyders-Lance	88,600	2,292,968

		5,223,138

ENERGY — 4.9%
Energy XXI Bermuda	73,200	2,758,176
Gulfport Energy*	60,600	1,588,326
Magnum Hunter Resources*	320,100	1,987,821

		6,334,323

FINANCIALS — 5.0%
FirstMerit	103,400	1,737,120
Signature Bank*	41,100	2,699,859
UMB Financial	43,200	2,075,760

		6,512,739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 12.6%
Allscripts Healthcare Solutions*	169,600	$1,879,168
Bruker*	166,800	2,507,004
Catalyst Health Solutions*	22,600	1,951,962
Hanger Orthopedic Group*	156,000	3,673,800
IPC The Hospitalist*	59,900	2,300,759
Owens & Minor	59,350	1,735,394
Team Health Holdings*	108,700	2,341,398

		16,389,485

INDUSTRIALS — 26.4%
ACCO Brands*	145,300	1,532,915
Allegiant Travel, Cl A*	66,000	3,878,160
Forward Air	85,800	2,898,324
Hexcel*	101,100	2,768,118
Kaydon	59,100	1,449,723
Kirby*	35,900	2,382,683
Marten Transport	89,100	1,877,337
MasTec*	132,600	2,305,914
Middleby*	31,900	3,236,893
Mobile Mini*	107,100	2,019,906
Orbital Sciences*	132,100	1,659,176
Portfolio Recovery Associates*	33,500	2,305,470
Rush Enterprises, Cl A*	159,100	2,876,528
Titan International	107,700	3,111,453

		34,302,600

INFORMATION TECHNOLOGY — 22.3%
Constant Contact*	83,200	2,010,944
Diebold	57,900	2,284,155
Electronics for Imaging*	134,100	2,393,685
Elster Group ADR*	154,650	2,307,378
FEI*	73,500	3,687,495
Hittite Microwave*	36,700	1,964,918
JDS Uniphase*	222,400	2,702,160
OSI Systems*	54,800	3,663,928
Parametric Technology*	144,800	3,124,784
Plantronics	64,400	2,467,808

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
ValueClick*	110,000	$2,329,800

		28,937,055

MATERIALS — 1.7%
Haynes International	36,200	2,257,794

TELECOMMUNICATION SERVICES — 2.9%
Cogent Communications Group*	133,700	2,504,201
Ubiquiti Networks*	38,412	1,268,364

		3,772,565

TOTAL COMMON STOCK (Cost $117,823,274)		125,618,334

SHORT-TERM INVESTMENT (A) — 3.8%
CASH EQUIVALENT — 3.8%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020% (Cost $4,890,012)	4,890,012	4,890,012

TOTAL INVESTMENTS — 100.4% (Cost $122,713,286)		$130,508,346

Percentages are based on Net Assets of $129,983,316.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2012.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS COMMON STOCK — 92.4%
	% of Net Assets	Shares	Value

CONSUMER DISCRETIONARY — 16.2%
Asbury Automotive Group*	1.6%	24,600	$686,832
Carmike Cinemas*	1.5	48,800	650,504
Einstein Noah Restaurant Group	1.3	39,300	556,095
Krispy Kreme Doughnuts*	1.3	73,200	536,556
Lumber Liquidators Holdings*	1.9	27,400	792,682
Ruth’s Hospitality Group*	1.3	78,800	545,296
Shoe Carnival*	1.1	25,350	492,804
Skullcandy*	1.6	42,200	680,264
Zagg*	2.3	76,100	991,583
Other Securities	2.3		989,220

			6,921,836

CONSUMER STAPLES — 2.5%
Chefs’ Warehouse*	1.2	21,700	524,706
Other Securities	1.3		535,503

			1,060,209

ENERGY — 4.5%
Abraxas Petroleum*	1.6	235,900	702,982
Goodrich Petroleum*	1.3	34,200	573,534
Triangle Petroleum*	1.6	101,500	660,765

			1,937,281

FINANCIALS — 5.0%
Encore Capital Group*	1.8	32,200	763,140
Lakeland Financial	1.5	24,900	648,396

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value

FINANCIALS — continued
Other Securities	1.7%		$719,073

			2,130,609

HEALTH CARE — 18.0%
ABIOMED*	1.3	22,800	554,724
Assisted Living Concepts, Cl A	1.1	26,100	467,451
Cantel Medical	1.4	25,300	594,044
Hanger Orthopedic Group*	1.8	32,600	767,730
Medidata Solutions*	1.6	25,400	658,114
Metropolitan Health Networks*	1.3	75,000	561,000
Omnicell*	1.4	42,700	609,329
Staar Surgical*	1.4	56,400	618,708
Synergetics USA*	1.2	78,100	509,212
Vascular Solutions*	1.4	51,800	587,930
Other Securities	4.1		1,742,075

			7,670,317

INDUSTRIALS — 16.2%
DXP Enterprises*	1.1	11,100	481,407
Exponent*	1.5	13,400	640,520
Greenbrier*	1.1	26,300	453,675
InnerWorkings*	1.5	57,000	656,070
Navigant Consulting*	1.3	41,500	577,680
On Assignment*	1.6	35,800	669,818
Rush Enterprises, Cl A*	1.6	38,600	697,888
Standard Parking*	1.1	24,100	459,346
Thermon Group Holdings*	1.4	27,200	604,384
Titan Machinery*	1.2	15,100	538,013
Other Securities	2.8		1,149,053

			6,927,854

INFORMATION TECHNOLOGY — 22.6%
Callidus Software*	1.6	89,400	708,048
CTS	1.5	62,400	669,552
Dice Holdings*	1.1	43,800	472,164
Electro Scientific Industries	1.1	33,300	474,858
Global Cash Access Holdings*	2.7	135,300	1,143,285

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value

INFORMATION TECHNOLOGY — continued
Monotype Imaging Holdings*	1.4%	42,100	$597,399
Nanometrics*	1.3	36,800	570,768
NVE*	1.1	9,400	476,392
Perficient*	1.9	66,000	792,660
PROS Holdings*	1.1	23,600	464,684
Silicon Image*	1.7	118,200	709,200
Super Micro Computer*	1.7	40,400	713,060
Other Securities	4.4		1,861,034

			9,653,104

MATERIALS — 3.0%
ADA-ES Inc*	1.1	16,900	454,188
Haynes International	1.9	13,000	810,810

			1,264,998

TELECOMMUNICATION SERVICES — 4.4%
8x8*	1.6	164,300	678,559
Iridium Communications*	1.1	53,500	470,265
Premiere Global Services*	1.7	81,775	731,886

			1,880,710

TOTAL COMMON STOCK (Cost $34,292,232)			39,446,918

SHORT-TERM INVESTMENTS (A) — 6.9%
CASH EQUIVALENTS — 6.9%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	4.0	1,725,095	1,725,095
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.004%	2.9	1,238,071	1,238,071

TOTAL SHORT-TERM INVESTMENTS (Cost $2,963,166)			2,963,166

TOTAL INVESTMENTS — 99.3% (Cost $37,255,398)			$42,410,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2012 (Unaudited)

Percentages are based on Net Assets of $42,714,270.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2012.
Cl	Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mid Cap Portfolio		Small Cap Portfolio		Micro Cap Portfolio
Assets:
Investments at Value (Cost $8,462,442, $122,713,286 and $37,255,398, respectively)		$9,598,105		$130,508,346		$42,410,084
Receivable for Investment Securities Sold		186,468		490,081		1,310,797
Prepaid Expenses		5,773		15,381		8,257
Receivable for Capital Shares Sold		59,585		218,117		5,444
Receivable Due from Investment Advisor		4,875		—		—
Dividends Receivable		4,608		43		5,072

Total Assets		9,859,414		131,231,968		43,739,654

Liabilities:
Payable for Investment Securities Purchased		164,271		731,562		895,263
Payable Due to Investment Adviser		7,071		87,627		28,378
Payable for Capital Shares Redeemed		6,593		333,654		18,005
Payable Due to Administrator		1,479		20,621		6,588
Payable Due to Trustees		269		3,842		1,070
Chief Compliance Officer Fees Payable		218		3,419		880
Other Accrued Expenses		8,559		67,927		75,200

Total Liabilities		188,460		1,248,652		1,025,384

Net Assets		$9,670,954		$129,983,316		$42,714,270

Net Assets Consist of:
Paid-in Capital		$13,018,374		$119,042,200		$51,683,228
Undistributed Net Investment Income (Accumulated Net Investment Loss)		30,209		231,647		(236,213)
Accumulated Net Realized Gain (Loss) on Investments		(4,513,292)		2,914,409		(13,887,431)
Net Unrealized Appreciation on Investments		1,135,663		7,795,060		5,154,686

Net Assets		$9,670,954		$129,983,316		$42,714,270

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)		n/a		9,595,438		2,198,171

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)		666,704		n/a		n/a

Net Asset Value,
Per share — Institutional Class	$	n/a		$13.55		$19.43 *

Net Asset Value,
Per Share — Investor Class		$14.51	$	n/a	$	n/a

*	Redemption price per share may be less if the shares are redeemed less then 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2012 (Unaudited)

STATEMENTS OF OPERATIONS

	Mid Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$93,284	$1,062,786	$39,700

Total Income	93,284	1,062,786	39,700

Expenses
Investment Advisory Fees	41,724	551,833	146,122
Distribution Fees	11,590	—	—
Shareholder Servicing Fees	—	83,736	47,272
Administration Fees	8,679	129,195	36,413
Trustees’ Fees	716	10,822	2,845
Chief Compliance Officer Fees	364	5,396	1,427
Transfer Agent Fees	16,062	48,636	24,348
Registration and Filing Fees	7,597	15,138	8,937
Printing Fees	1,351	21,771	4,725
Audit Fees	1,554	23,310	5,846
Legal Fees	1,382	20,628	5,557
Custodian Fees	2,486	2,511	2,616
Other Expenses	1,763	11,083	4,822

Expenses Before Expense Waiver and Fees Paid Indirectly	95,268	924,059	290,930

Less:
Waiver of Investment Advisory Fees	(30,349)	—	—
Fees Paid Indirectly(1)	(1,844)	(92,920)	(15,017)

Net Expenses After Expense Waiver and Fees Paid Indirectly	63,075	831,139	275,913

Net Investment Income (Loss)	30,209	231,647	(236,213)

Net Realized Gain on Investments	368,907	3,548,569	2,236,519
Net Change in Unrealized Appreciation on Investments	263,310	3,073,017	3,158,543

Total Net Realized and Unrealized Gain on Investments	632,217	6,621,586	5,395,062

Net Increase in Net Assets Resulting from Operations	$662,426	$6,853,233	$5,158,849

(1)	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net Investment Income (Loss)	$30,209	$(40,580)
Net Realized Gain on Investments	368,907	746,794
Net Change in Unrealized Appreciation (Depreciation) on Investments	263,310	(413,636)

Net Increase in Net Assets Resulting in Operations	662,426	292,578

Capital Share Transactions:
Issued	2,111,766	4,013,701
Redeemed	(2,190,521)	(2,422,013)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(78,755)	1,591,688

Total Increase in Net Assets	583,671	1,884,266
Net Assets:
Beginning of Period	9,087,283	7,203,017

End of Period	$9,670,954	$9,087,283

Undistributed Net Investment Income	$30,209	$—

Shares Issued and Redeemed:
Issued	153,766	274,084
Redeemed	(160,489)	(172,066)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,723)	102,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net Investment Income (Loss)	$231,647	$(656,844)
Net Realized Gain on Investments	3,548,569	8,820,874
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,073,017	(338,414)

Net Increase in Net Assets Resulting in Operations	6,853,233	7,825,616

Distributions:
Net Realized Gain	(6,083,608)	—

Total Distributions	(6,083,608)	—

Capital Share Transactions:
Issued	47,746,752	134,888,935
Reinvestment of Distributions	5,513,335	—
Redeemed	(64,221,963)	(37,210,630)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,961,876)	97,678,305

Total Increase (Decrease) in Net Assets	(10,192,251)	105,503,921
Net Assets:
Beginning of Period	140,175,567	34,671,646

End of Period	$129,983,316	$140,175,567

Undistributed Net Investment Income	$231,647	$—

Shares Issued and Redeemed:
Issued	3,620,906	9,986,756
Reinvestment of Distributions	462,141	—
Redeemed	(4,947,341)	(2,894,248)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(864,294)	7,092,508

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net Investment Loss	$(236,213)	$(773,018)
Net Realized Gain on Investments	2,236,519	13,193,494
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,158,543	(6,261,360)

Net Increase in Net Assets Resulting in Operations	5,158,849	6,159,116

Capital Share Transactions:
Issued	6,970,891	3,654,133
Redemption Fees(1)	1,836	914
Redeemed	(3,751,591)	(36,062,062)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,221,136	(32,407,015)

Total Increase (Decrease) in Net Assets	8,379,985	(26,247,899)
Net Assets:
Beginning of Period	34,334,285	60,582,184

End of Period	$42,714,270	$34,334,285

Accumulated Net Investment Loss	$(236,213)	$—

Shares Issued and Redeemed:
Issued	373,989	216,492
Redeemed	(201,662)	(2,308,521)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	172,327	(2,092,029)

(1)	See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
			Years Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.49		$12.61	$10.65	$9.19	$15.44	$13.51

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05		(0.07)	(0.05)	(0.04)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.97		0.95	2.01	1.50	(5.56)	2.60

Total from Investment Operations	1.02		0.88	1.96	1.46	(5.59)	2.57

Dividends and Distributions from:
Net Investment Income	—		—	—	—	—	(0.01)
Net Realized Gain	—		—	—	—	(0.66)	(0.63)
Return of Capital	—		—	—	—	— (2)	—

Total Dividends and Distributions	—		—	—	—	(0.66)	(0.64)

Net Asset Value, End of Period	$14.51		$13.49	$12.61	$10.65	$9.19	$15.44

Total Return†	7.56%		6.98%	18.40%	15.89%	(37.73)%	19.74%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,671		$9,087	$7,203	$20,934	$22,568	$25,949
Ratio of Expenses to Average Net Assets(3)	1.40	%*	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.02	%*	2.22%	2.00%	1.85%	1.62%	1.63%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.65	%*	(0.47)%	(0.42)%	(0.47)%	(0.25)%	(0.22)%
Portfolio Turnover Rate	36%		57%	67%	60%	68%	81%

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.36%, 1.38%, 1.42%, 1.40%, 1.40% and 1.40%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
		Years Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.40	$10.30	$8.52	$7.34	$13.93	$15.05

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02	(0.12)	(0.10)	(0.06)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss)	0.72	3.22	1.88	1.24	(4.45)	2.48

Total from Investment Operations	0.74	3.10	1.78	1.18	(4.51)	2.42

Distributions from:
Net Realized Gain	(0.59)	—	—	—	(2.08)	(3.54)
Return of Capital	—	—	—	—	— (2)	—

Total Distributions	(0.59)	—	—	—	(2.08)	(3.54)

Net Asset Value, End of Period	$13.55	$13.40	$10.30	$8.52	$7.34	$13.93

Total Return†	6.13%	30.10%	20.89%	16.08%‡	(37.45)%	19.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$129,983	$140,176	$34,672	$40,733	$35,321	$65,904
Ratio of Expenses to Average Net Assets(3)	1.21%*	1.37%	1.47%	1.34%	1.17%	1.02%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.34%*	1.47%	1.49%	1.41%	1.20%	1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34%*	(0.96)%	(1.02)%	(0.82)%	(0.54)%	(0.43)%
Portfolio Turnover Rate	49%	79%	78%	78%	88%	74%

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)	The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
			Years Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.95		$14.71	$12.10	$11.12	$21.95	$20.66

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.22)	(0.19)	(0.12)	(0.15)	(0.15)
Net Realized and Unrealized Gain (Loss)	2.59		2.46	2.80	1.10	(8.13)	2.92

Total from Investment Operations	2.48		2.24	2.61	0.98	(8.28)	2.77

Redemption Fees(2)	—		—	—	—	—	—

Distributions from:
Net Realized Gain	—		—	—	—	(2.55)	(1.48)
Return of Capital	—		—	—	—	— (2)	—

Total Distributions	—		—	—	—	(2.55)	(1.48)

Net Asset Value, End of Period	$19.43		$16.95	$14.71	$12.10	$11.12	$21.95

Total Return†	14.63%		15.23%	21.57%	8.81%‡	(41.94)%	13.96%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$42,714		$34,334	$60,582	$108,613	$109,691	$216,550
Ratio of Expenses to Average Net Assets(3)	1.41	%*	1.50%	1.60%	1.47%	1.31%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.49	%*	1.62%	1.66%	1.54%	1.31%	1.21%
Ratio of Net Investment Loss to Average Net Assets	(1.21	)%*	(1.31)%	(1.36)%	(1.11)%	(0.97)%	(0.71)%
Portfolio Turnover Rate	61%		147%	128%	139%	119%	127%

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)

The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.43%, 1.50%, 1.61%, 1.47%, 1.31% and 1.21%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 41 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio (“Mid Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations between $50 million and $500 million. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no securities valued in accordance with the Fair Value Procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2012, all of the Funds’ investments are Level 1. For details of the investment classification, refer to the Schedules of Investments for the Mid Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.

For the six months ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2012, there were no Level 3 securities.

For the six months ended April 30, 2012, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However,

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $1,836 for the six months ended April 30, 2012 and $914 for the year ended October 31, 2011.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio’s average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $1,831, $92,709, $14,996, which was used to pay administration expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2012, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $13, $211 and $21 respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2013, if necessary, in order to keep the Mid Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.40% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2012, the amount the Adviser may seek as reimbursement of previously waived fees for the Mid Cap Portfolio was $233,080. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio’s and the Micro Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.60% of average daily net assets, respectively. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses for the Small Cap Portfolio and the Micro Cap Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

6.	Investment Transactions:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2012, are as follows:

RHJ Fund	Purchases	Sales
Mid Cap Portfolio	$3,234,700	$3,545,404
Small Cap Portfolio	65,005,088	72,803,234
Micro Cap Portfolio	23,322,690	22,611,338

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

As of October 31, 2011, the components of Distributable Earnings / (Accumulated Losses) on a tax basis were as follows:

RHJ Fund	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Mid Cap Portfolio	$—	$(4,806,742)	$796,897	$(1)	$(4,009,846)
Small Cap Portfolio	6,082,953	—	4,088,541	(3)	10,171,491
Micro Cap Portfolio	—	(15,394,087)	1,266,279	1	(14,127,807)

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net capital gains. During the year ended October 31, 2011, the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $707,368, $3,306,723 and $13,615,977, respectively, to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2012, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Mid Cap Portfolio	$8,462,442	$1,473,228	$(337,565)	$1,135,663
Small Cap Portfolio	122,713,286	13,259,478	(5,464,418)	7,795,060
Micro Cap Portfolio	37,255,398	6,015,750	(861,064)	5,154,686

At October 31, 2011, the Funds had capital loss carryforwards for the Mid Cap Portfolio, and Micro Cap Portfolio, available to offset future realized capital gains, as seen below:

RHJ Fund	Expiring October 31,	Amount
Mid Cap Portfolio	2017	$4,806,742
Micro Cap Portfolio	2017	15,394,087

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

8.	Other:

At April 30, 2012, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

RHJ Fund	No. of Shareholders	% Ownership
Mid Cap Portfolio	1	26%
Small Cap Portfolio	1	27%
Micro Cap Portfolio	2	54%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

9.	Recent Accounting Pronouncement:

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU 2011-04 and does not believe its adoption will have a material impact on the financial statements.

10.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2012

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Mid Cap Portfolio	$1,000.00	$1,061.30	1.40%	$7.59
Small Cap Portfolio	1,000.00	1,075.60	1.21	7.24
Micro Cap Portfolio	1,000.00	1,146.30	1.41	8.03
Hypothetical 5% Return
Mid Cap Portfolio	$1,000.00	$1,018.10	1.40%	$6.82
Small Cap Portfolio	1,000.00	1,018.85	1.21	6.07
Micro Cap Portfolio	1,000.00	1,017.80	1.41	7.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-1100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.4%
	Shares	Value
CONSUMER DISCRETIONARY — 16.2%
Asbury Automotive Group*	24,600	$686,832
Carmike Cinemas*	48,800	650,504
Einstein Noah Restaurant Group	39,300	556,095
Fuel Systems Solutions*	16,800	393,960
Kona Grill*	28,890	194,430
Krispy Kreme Doughnuts*	73,200	536,556
Lumber Liquidators Holdings*	27,400	792,682
Ruth’s Hospitality Group*	78,800	545,296
Shoe Carnival*	25,350	492,804
Skullcandy*	42,200	680,264
Stoneridge*	46,500	400,830
Zagg*	76,100	991,583

		6,921,836

CONSUMER STAPLES — 2.5%
Chefs’ Warehouse*	21,700	524,706
Inventure Foods*	25,935	136,937
SunOpta*	68,600	398,566

		1,060,209

ENERGY — 4.5%
Abraxas Petroleum*	235,900	702,982
Goodrich Petroleum*	34,200	573,534
Triangle Petroleum*	101,500	660,765

		1,937,281

FINANCIALS — 5.0%
1st United Bancorp*	71,800	435,108
Berkshire Hills Bancorp	12,515	283,965
Encore Capital Group*	32,200	763,140
Lakeland Financial	24,900	648,396

		2,130,609

HEALTH CARE — 18.0%
ABIOMED*	22,800	554,724
Assisted Living Concepts, Cl A	26,100	467,451
Cantel Medical	25,300	594,044
Hanger Orthopedic Group*	32,600	767,730
MedAssets*	33,500	422,435
Medidata Solutions*	25,400	658,114
Merge Healthcare*	92,700	398,610

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Metropolitan Health Networks*	75,000	$561,000
Omnicell*	42,700	609,329
Pernix Therapeutics Holdings*	41,918	360,495
Quidel*	16,500	272,580
Staar Surgical*	56,400	618,708
Symmetry Medical*	40,500	287,955
Synergetics USA*	78,100	509,212
Vascular Solutions*	51,800	587,930

		7,670,317

INDUSTRIALS — 16.2%
Altra Holdings*	22,600	413,128
DXP Enterprises*	11,100	481,407
Erickson Air-Crane*	40,591	318,233
Exponent*	13,400	640,520
Greenbrier*	26,300	453,675
InnerWorkings*	57,000	656,070
Navigant Consulting*	41,500	577,680
On Assignment*	35,800	669,818
Rush Enterprises, Cl A*	38,600	697,888
Standard Parking*	24,100	459,346
Thermon Group Holdings*	27,200	604,384
Titan Machinery*	15,100	538,013
TrueBlue*	24,200	417,692

		6,927,854

INFORMATION TECHNOLOGY — 22.6%
Callidus Software*	89,400	708,048
CTS	62,400	669,552
Dice Holdings*	43,800	472,164
Digi International*	40,400	374,912
Electro Scientific Industries	33,300	474,858
Envestnet*	26,700	334,017
Global Cash Access Holdings*	135,300	1,143,285
Mercury Computer Systems*	24,945	329,274
Monotype Imaging Holdings*	42,100	597,399
Nanometrics*	36,800	570,768
NVE*	9,400	476,392
Perficient*	66,000	792,660
PROS Holdings*	23,600	464,684
Silicon Image*	118,200	709,200

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
SPS Commerce*	14,100	$392,262
Super Micro Computer*	40,400	713,060
Vocus*	33,300	430,569

		9,653,104

MATERIALS — 3.0%
ADA-ES Inc*	16,900	454,188
Haynes International	13,000	810,810

		1,264,998

TELECOMMUNICATION SERVICES — 4.4%
8x8*	164,300	678,559
Iridium Communications*	53,500	470,265
Premiere Global Services*	81,775	731,886

		1,880,710

TOTAL COMMON STOCK (Cost $34,292,232)		39,446,918

SHORT-TERM INVESTMENTS (A) — 6.9%

CASH EQUIVALENTS — 6.9%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	1,725,095	1,725,095
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.004%	1,238,071	1,238,071

TOTAL SHORT-TERM INVESTMENTS (Cost $2,963,166)		2,963,166

TOTAL INVESTMENTS— 99.3% (Cost $37,255,398)		$42,410,084

Percentages are based on Net Assets of $42,714,270.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2012.
Cl	Class

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012